UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000) *

December 31, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 5.2%

Banco do Brasil SA	4,915,900	$58,967

Engie Brasil Energia S.A.	958,025	8,162

Estacio Participacoes S.A.	2,139,400	13,115

JBS SA	8,657,800	25,890

Smiles Fidelidade SA	1,149,100	12,977

Suzano Papel e Celulose SA	2,712,100	26,647

Vale SA, Class B ADR	5,218,039	68,826

		214,584

China — 29.1%

Agile Group Holdings Ltd.	8,578,000	10,089

Alibaba Group Holding Ltd. ADR[1]	964,771	132,241

Anhui Conch Cement Co. Ltd., Class H	9,887,000	47,980

Baidu Inc. ADR [1]	248,674	39,439

Bank of China Ltd., Class H	67,044,000	28,939

Beijing Enterprises Holdings Ltd.	2,974,500	15,764

China Communications Construction Co. Ltd., Class H	28,646,000	27,071

China Construction Bank Corp., Class H	179,754,000	148,295

China Lumena New Materials Corp.1, [2]	10,564,000	—

China Mobile Ltd.	4,402,500	42,363

China Mobile Ltd. ADR	545,037	26,162

China Petroleum & Chemical Corp., Class H	96,024,000	68,549

China Railway Construction Corp. Ltd., Class H	15,096,000	20,937

China Railway Group Ltd., Class H	17,379,000	15,824

Country Garden Holdings Co. Ltd.	15,915,000	19,369

CNOOC Ltd.	30,271,000	46,776

Dongfeng Motor Group Co. Ltd., Class H	13,354,000	12,108

Fosun International Ltd.	13,806,000	20,100

Guangzhou Automobile Group Co. Ltd., Class H	13,943,200	13,907

Guangzhou R&F Properties Co. Ltd., Class H	6,556,800	9,914

KWG Property Holding Ltd.	10,555,000	9,341

Maanshan Iron & Steel Co Ltd., Class H	23,424,000	10,320

PetroChina Co. Ltd., Class H	15,280,000	9,523

Ping An Insurance Group Co. of China Ltd., Class H	8,705,500	76,877

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,910,200	18,115

Shimao Property Holdings Ltd.	7,374,500	19,683

Sinopharm Group Co. Ltd., Class H	6,290,800	26,431

Tencent Holdings Ltd.	6,341,700	254,300

YY Inc. ADR[1]	339,238	20,307

Zhejiang Expressway Co. Ltd., Class H	13,446,000	11,659

		1,202,383

Czech Republic — 0.3%

CEZ AS	536,769	12,796

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — 12.4%

Adani Ports & Special Economic Zone Ltd.	1,267,390	$7,038

Biocon Ltd.	2,280,728	20,550

Cipla Ltd.	177,042	1,317

Dr Reddy’s Laboratories Ltd.	180,856	6,778

Graphite India Ltd.	958,231	10,368

HCL Technologies Ltd.	2,584,120	35,694

HEG Ltd.	144,075	7,651

Hindalco Industries Ltd.	10,492,107	33,994

Hindustan Petroleum Corp. Ltd.	2,174,976	7,890

Hindustan Unilever Ltd.	1,855,208	48,354

ICICI Bank Ltd. ADR	2,998,735	30,857

Indiabulls Housing Finance Ltd.	2,115,117	25,868

Jubilant Foodworks Ltd.	1,299,302	23,300

Larsen & Toubro Ltd.	1,793,010	36,920

Mahindra & Mahindra Ltd.	2,589,788	29,819

Radico Khaitan Ltd.	858,959	4,927

REC Ltd.	7,632,695	13,355

Reliance Capital Ltd.	2,428,025	7,983

Reliance Industries Ltd.	1,792,441	28,787

Reliance Infrastructure Ltd.	1,296,477	5,872

State Bank of India[1]	3,719,629	15,765

Tata Consultancy Services Ltd.	1,632,847	44,275

Tata Steel Ltd.	2,062,134	15,390

Titan Co. Ltd.	1,703,035	22,710

Vedanta Ltd.	8,286,478	24,000

		509,462

Indonesia — 0.5%

Bank Rakyat Indonesia Persero Tbk PT	41,213,600	10,500

Gudang Garam Tbk PT	1,955,700	11,395

		21,895

Malaysia — 1.9%

AirAsia Group Bhd	24,681,900	17,739

CIMB Group Holdings Bhd	10,151,000	14,026

Malayan Banking Bhd	8,620,244	19,816

Tenaga Nasional Bhd	8,017,300	26,385

		77,966

Mexico — 2.7%

Alfa SAB de CV, Class A	17,674,400	21,036

America Movil SAB de CV, Class L ADR	808,127	11,516

Gruma SAB de CV, Class B	1,702,920	19,226

Grupo Financiero Banorte SAB de CV, Class O	6,418,900	31,334

Wal-Mart de Mexico SAB de CV	11,008,800	27,999

		111,111

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Peru — 1.1%

Credicorp Ltd.	197,515	$43,783

Poland — 1.1%

Polski Koncern Naftowy Orlen SA	574,617	16,649

Powszechny Zaklad Ubezpieczen SA	2,513,769	29,616

		46,265

Russia — 5.2%

Gazprom PJSC ADR	13,612,465	60,290

Lukoil PJSC ADR	1,109,518	79,308

Mobile Telesystems ADR	2,688,745	18,821

Sberbank of Russia ADR	4,999,320	54,793

		213,212

Saudi Arabia — 0.6%

National Commercial Bank	521,102	6,647

Saudi Kayan Petrochemical Co.[1]	3,128,222	11,008

Saudi Telecom Co.	271,955	6,655

		24,310

South Africa — 2.3%

Absa Group Ltd.	1,412,557	15,887

Barloworld Ltd.	1,095,011	8,763

Exxaro Resources Ltd.	1,944,223	18,631

FirstRand Ltd.	7,072,078	32,226

Nedbank Group Ltd.	463,531	8,851

Old Mutual Ltd.	7,361,693	11,461

		95,819

South Korea — 16.2%

Daelim Industrial Co. Ltd.	207,671	19,078

Hana Financial Group Inc.	1,177,282	38,289

Hanwha Corp.	635,195	17,842

Hyundai Marine & Fire Insurance Co. Ltd.	509,234	18,701

KB Financial Group Inc.	1,242,409	51,829

Kia Motors Corp.	796,299	24,002

LG Corp.	455,068	28,500

LG Electronics Inc.	347,453	19,483

LG Uplus Corp.	921,810	14,568

POSCO	168,717	36,904

POSCO ADR	194,295	10,674

Samsung Electronics Co. Ltd.	5,769,740	200,855

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)

SK Hynix Inc.	1,270,885	$69,284

SK Innovation Co. Ltd.	303,151	48,660

SK Telecom Co. Ltd.	174,396	42,078

SK Telecom Co. Ltd. ADR	187,156	5,016

Woori Bank	1,687,058	23,592

		669,355

Taiwan — 9.5%

Catcher Technology Co. Ltd.	3,915,000	28,665

Compal Electronics Inc.	14,377,316	8,154

Formosa Plastics Corp.	11,343,000	37,284

Fubon Financial Holding Co. Ltd.	23,447,000	35,975

HON HAI Precision Industry Co. Ltd.	9,686,298	22,292

Inventec Corp.	15,862,000	11,350

Lite-On Technology Corp.	9,962,202	13,155

Pegatron Corp.	9,602,000	16,075

Powertech Technology Inc.	7,155,000	15,382

Taiwan Semiconductor Manufacturing Co. Ltd.	3,708,000	26,924

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,240,040	119,590

TCI Co. Ltd.	696,998	11,729

WPG Holdings Ltd.	4,865,240	5,838

Yageo Corp.	1,626,000	16,842

Yuanta Financial Holding Co. Ltd.	47,149,850	23,704

		392,959

Thailand — 3.9%

Charoen Pokphand Foods PCL	25,727,800	19,444

Kiatnakin Bank PCL	7,447,200	15,166

PTT PCL	48,390,400	68,243

Sansiri PCL	151,887,366	5,507

Thai Oil PCL	8,600,900	17,480

Thanachart Capital	10,113,000	15,463

Tisco Financial Group PCL	8,135,200	19,568

		160,871

Turkey — 1.3%

Tekfen Holding AS	5,847,604	22,893

Turkcell Iletisim Hizmetleri AS	8,081,460	18,583

Turkiye Garanti Bankasi AS	9,203,288	13,842

		55,318

United Arab Emirates — 0.1%

DAMAC Properties Dubai Co. PJSC	8,467,993	3,481

Total Common Stock

(Cost $3,882,527) — 93.4%		3,855,570

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

PREFERENCE STOCK

Brazil — 3.2%

Braskem SA	1,615,587	$19,750

Itausa — Investimentos Itau SA	29,786,121	92,838

Petroleo Brasileiro SA, Class A ADR	1,536,300	17,806

		130,394

South Korea — 0.6%

Samsung Electronics Co. Ltd.	854,879	24,427

Total Preference Stock

(Cost $131,296) — 3.8%		154,821

WARRANT

MSCI China A Market Access, Expires 10/18/2019[1,2]	47,204	35,850

Total Warrant

(Cost $35,545) — 0.9%		35,850

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government &

Agency Portfolio, Institutional Class, 2.300%**	53,703,749	53,704

Total Short-Term Investment

(Cost $53,704) — 1.3%		53,704

Total Investments — 99.4%

(Cost $4,103,072)		4,099,945

Other Assets in Excess of Liabilities — 0.6%		26,207

Net Assets — 100.0%		$4,126,152

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets Index Future	417	Mar-2019	$ 20,124	$ 20,158	$ 34

*	Except for share and futures contract data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2018 was $35,850 and represented 0.9% of net assets.

ADR American Depositary Receipt

SCHEDULE OF INVESTMENTS (continued)

December 31, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Brazil	$214,584	$—	$—	$214,584
China	1,202,383	—	—	1,202,383
Czech Republic	—	12,796	—	12,796
India	509,462	—	—	509,462
Indonesia	—	21,895	—	21,895
Malaysia	77,966	—	—	77,966
Mexico	111,111	—	—	111,111
Peru	43,783	—	—	43,783
Poland	—	46,265	—	46,265
Russia	213,212	—	—	213,212
Saudi Arabia	24,310	—	—	24,310
South Africa	95,819	—	—	95,819
South Korea	15,690	653,665	—	669,355
Taiwan	119,590	273,369	—	392,959
Thailand	—	160,871	—	160,871
Turkey	55,318	—	—	55,318
United Arab Emirates	3,481	—	—	3,481

Total Common Stock	2,686,709	1,168,861	—	3,855,570

Preference Stock
Brazil	130,394	—	—	130,394
South Korea	—	24,427	—	24,427

Total Preference Stock	130,394	24,427	—	154,821

Warrant	—	35,850	—	35,850

Short-Term Investment	53,704	—	—	53,704

Total Investments in Securities	$2,870,807	$1,229,138	$—	$4,099,945

Other Financial Instruments – Liabilities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts* Unrealized Appreciation	$34	$—	$—	$34

Total Other Financial Instruments	$34	$—	$—	$34

*	Futures contracts are valued at the unrealized appreciation on the instruments.

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, and/or due to markets being closed.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to “foreign line” securities using “local line” prices and/or due to markets being closed. At December 31, 2018, securities with a value of $1,794,002 (000), which represented 43.5% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the prior fiscal year end, but did not trigger fair valuation at the end of the period. At December 31, 2018, securities with a value of $5,838 (000), which represented 0.1% of the net assets of the Fund, transferred from Level 3 to Level 2, due to such securities being fair valued at period end. At December 31, 2018, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2019